Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Contrafund
Entity Central Index Key	0000024238
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fidelity Series Opportunistic Insights Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Opportunistic Insights Fund
Class Name	Fidelity® Series Opportunistic Insights Fund
Trading Symbol	FVWSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Opportunistic Insights Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Opportunistic Insights Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 15,385,694,795
Holdings Count | shares	464
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$15,385,694,795
Number of Holdings	464
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.7 Communication Services 20.7 Industrials 11.0 Financials 9.8 Consumer Discretionary 8.6 Health Care 7.5 Energy 2.3 Materials 2.2 Consumer Staples 1.6 Real Estate 0.8 Utilities 0.6 Common Stocks 95.7 Preferred Stocks 1.1 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Preferred Stocks - 1.1 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 90.8 Canada 2.5 Taiwan 1.9 Netherlands 1.1 Japan 0.7 Korea (South) 0.6 United Kingdom 0.5 Belgium 0.5 Brazil 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.8 Canada - 2.5 Taiwan - 1.9 Netherlands - 1.1 Japan - 0.7 Korea (South) - 0.6 United Kingdom - 0.5 Belgium - 0.5 Brazil - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.5 Meta Platforms Inc Class A 6.4 Space Exploration Technologies Corp 5.2 Alphabet Inc Class A 5.1 Amazon.com Inc 4.2 Berkshire Hathaway Inc Class A 2.5 Eli Lilly & Co 2.5 Alphabet Inc Class C 2.4 GE Vernova Inc 2.2 Broadcom Inc 2.0 42.0
Fidelity Contrafund K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund® K6
Class Name	Fidelity® Contrafund® K6
Trading Symbol	FLCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Contrafund® K6 for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund® K6	$ 23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 37,454,742,950
Holdings Count | shares	437
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$37,454,742,950
Number of Holdings	437
Portfolio Turnover	55%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.3 Communication Services 20.7 Financials 11.2 Consumer Discretionary 9.9 Health Care 9.2 Industrials 7.7 Consumer Staples 3.9 Energy 2.7 Materials 1.7 Real Estate 0.0 Utilities 0.0 Common Stocks 98.0 Preferred Stocks 1.3 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.3 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 90.7 Taiwan 1.9 Canada 1.9 Korea (South) 1.2 Netherlands 1.1 United Kingdom 0.9 China 0.5 Finland 0.4 Belgium 0.3 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Taiwan - 1.9 Canada - 1.9 Korea (South) - 1.2 Netherlands - 1.1 United Kingdom - 0.9 China - 0.5 Finland - 0.4 Belgium - 0.3 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.7 Meta Platforms Inc Class A 7.1 Amazon.com Inc 5.6 Space Exploration Technologies Corp 4.8 Alphabet Inc Class A 4.5 Berkshire Hathaway Inc Class A 3.9 Alphabet Inc Class C 2.8 Apple Inc 2.5 Broadcom Inc 2.4 Microsoft Corp 2.2 46.5
Fidelity Contrafund
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund®
Class Name	Fidelity® Contrafund®
Trading Symbol	FCNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Contrafund®	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 179,877,006,392
Holdings Count | shares	442
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$179,877,006,392
Number of Holdings	442
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.7 Communication Services 22.2 Financials 10.5 Consumer Discretionary 10.1 Health Care 9.2 Industrials 7.7 Consumer Staples 3.8 Energy 2.6 Materials 1.6 Real Estate 0.1 Utilities 0.0 Common Stocks 97.4 Preferred Stocks 1.1 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.1 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 91.0 Taiwan 1.9 Canada 1.7 Netherlands 1.1 Korea (South) 1.1 United Kingdom 0.9 China 0.5 Finland 0.4 Belgium 0.3 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Taiwan - 1.9 Canada - 1.7 Netherlands - 1.1 Korea (South) - 1.1 United Kingdom - 0.9 China - 0.5 Finland - 0.4 Belgium - 0.3 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.4 Meta Platforms Inc Class A 7.1 Space Exploration Technologies Corp 7.0 Amazon.com Inc 5.8 Alphabet Inc Class A 4.2 Apple Inc 2.8 Berkshire Hathaway Inc Class A 2.8 Alphabet Inc Class C 2.6 Microsoft Corp 2.3 Broadcom Inc 2.2 46.2
Fidelity Contrafund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Contrafund®
Class Name	Fidelity® Contrafund® Class K
Trading Symbol	FCNKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Contrafund® for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
Net Assets	$ 179,877,006,392
Holdings Count | shares	442
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$179,877,006,392
Number of Holdings	442
Portfolio Turnover	47%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.7 Communication Services 22.2 Financials 10.5 Consumer Discretionary 10.1 Health Care 9.2 Industrials 7.7 Consumer Staples 3.8 Energy 2.6 Materials 1.6 Real Estate 0.1 Utilities 0.0 Common Stocks 97.4 Preferred Stocks 1.1 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.1 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 91.0 Taiwan 1.9 Canada 1.7 Netherlands 1.1 Korea (South) 1.1 United Kingdom 0.9 China 0.5 Finland 0.4 Belgium 0.3 Others 1.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Taiwan - 1.9 Canada - 1.7 Netherlands - 1.1 Korea (South) - 1.1 United Kingdom - 0.9 China - 0.5 Finland - 0.4 Belgium - 0.3 Others - 1.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.4 Meta Platforms Inc Class A 7.1 Space Exploration Technologies Corp 7.0 Amazon.com Inc 5.8 Alphabet Inc Class A 4.2 Apple Inc 2.8 Berkshire Hathaway Inc Class A 2.8 Alphabet Inc Class C 2.6 Microsoft Corp 2.3 Broadcom Inc 2.2 46.2
Fidelity Advisor New Insights Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class Z
Trading Symbol	FZANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 28,185,447,343
Holdings Count | shares	459
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$28,185,447,343
Number of Holdings	459
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.4 Communication Services 23.8 Financials 9.9 Industrials 9.6 Consumer Discretionary 8.6 Health Care 7.1 Energy 2.2 Materials 1.9 Consumer Staples 1.3 Real Estate 0.7 Utilities 0.6 Common Stocks 95.1 Preferred Stocks 1.0 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Preferred Stocks - 1.0 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 91.0 Canada 2.4 Taiwan 1.8 Netherlands 1.1 Japan 0.7 Korea (South) 0.6 United Kingdom 0.5 Belgium 0.5 Brazil 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 2.4 Taiwan - 1.8 Netherlands - 1.1 Japan - 0.7 Korea (South) - 0.6 United Kingdom - 0.5 Belgium - 0.5 Brazil - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.2 Alphabet Inc Class A 7.8 Space Exploration Technologies Corp 7.2 Meta Platforms Inc Class A 7.2 Amazon.com Inc 4.4 Berkshire Hathaway Inc Class A 3.6 Microsoft Corp 2.3 Eli Lilly & Co 2.3 Broadcom Inc 1.9 GE Vernova Inc 1.8 47.7
Fidelity Advisor New Insights Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class M
Trading Symbol	FNITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 69	1.30%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.30%
Net Assets	$ 28,185,447,343
Holdings Count | shares	459
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$28,185,447,343
Number of Holdings	459
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.4 Communication Services 23.8 Financials 9.9 Industrials 9.6 Consumer Discretionary 8.6 Health Care 7.1 Energy 2.2 Materials 1.9 Consumer Staples 1.3 Real Estate 0.7 Utilities 0.6 Common Stocks 95.1 Preferred Stocks 1.0 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Preferred Stocks - 1.0 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 91.0 Canada 2.4 Taiwan 1.8 Netherlands 1.1 Japan 0.7 Korea (South) 0.6 United Kingdom 0.5 Belgium 0.5 Brazil 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 2.4 Taiwan - 1.8 Netherlands - 1.1 Japan - 0.7 Korea (South) - 0.6 United Kingdom - 0.5 Belgium - 0.5 Brazil - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.2 Alphabet Inc Class A 7.8 Space Exploration Technologies Corp 7.2 Meta Platforms Inc Class A 7.2 Amazon.com Inc 4.4 Berkshire Hathaway Inc Class A 3.6 Microsoft Corp 2.3 Eli Lilly & Co 2.3 Broadcom Inc 1.9 GE Vernova Inc 1.8 47.7
Fidelity Advisor New Insights Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class I
Trading Symbol	FINSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 28,185,447,343
Holdings Count | shares	459
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$28,185,447,343
Number of Holdings	459
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.4 Communication Services 23.8 Financials 9.9 Industrials 9.6 Consumer Discretionary 8.6 Health Care 7.1 Energy 2.2 Materials 1.9 Consumer Staples 1.3 Real Estate 0.7 Utilities 0.6 Common Stocks 95.1 Preferred Stocks 1.0 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Preferred Stocks - 1.0 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 91.0 Canada 2.4 Taiwan 1.8 Netherlands 1.1 Japan 0.7 Korea (South) 0.6 United Kingdom 0.5 Belgium 0.5 Brazil 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 2.4 Taiwan - 1.8 Netherlands - 1.1 Japan - 0.7 Korea (South) - 0.6 United Kingdom - 0.5 Belgium - 0.5 Brazil - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.2 Alphabet Inc Class A 7.8 Space Exploration Technologies Corp 7.2 Meta Platforms Inc Class A 7.2 Amazon.com Inc 4.4 Berkshire Hathaway Inc Class A 3.6 Microsoft Corp 2.3 Eli Lilly & Co 2.3 Broadcom Inc 1.9 GE Vernova Inc 1.8 47.7
Fidelity Advisor New Insights Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class C
Trading Symbol	FNICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 95	1.80%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.80%
Net Assets	$ 28,185,447,343
Holdings Count | shares	459
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$28,185,447,343
Number of Holdings	459
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.4 Communication Services 23.8 Financials 9.9 Industrials 9.6 Consumer Discretionary 8.6 Health Care 7.1 Energy 2.2 Materials 1.9 Consumer Staples 1.3 Real Estate 0.7 Utilities 0.6 Common Stocks 95.1 Preferred Stocks 1.0 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Preferred Stocks - 1.0 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 91.0 Canada 2.4 Taiwan 1.8 Netherlands 1.1 Japan 0.7 Korea (South) 0.6 United Kingdom 0.5 Belgium 0.5 Brazil 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 2.4 Taiwan - 1.8 Netherlands - 1.1 Japan - 0.7 Korea (South) - 0.6 United Kingdom - 0.5 Belgium - 0.5 Brazil - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.2 Alphabet Inc Class A 7.8 Space Exploration Technologies Corp 7.2 Meta Platforms Inc Class A 7.2 Amazon.com Inc 4.4 Berkshire Hathaway Inc Class A 3.6 Microsoft Corp 2.3 Eli Lilly & Co 2.3 Broadcom Inc 1.9 GE Vernova Inc 1.8 47.7
Fidelity Advisor New Insights Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® New Insights Fund
Class Name	Fidelity Advisor® New Insights Fund Class A
Trading Symbol	FNIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® New Insights Fund for the period January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Net Assets	$ 28,185,447,343
Holdings Count | shares	459
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$28,185,447,343
Number of Holdings	459
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.4 Communication Services 23.8 Financials 9.9 Industrials 9.6 Consumer Discretionary 8.6 Health Care 7.1 Energy 2.2 Materials 1.9 Consumer Staples 1.3 Real Estate 0.7 Utilities 0.6 Common Stocks 95.1 Preferred Stocks 1.0 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.1 Preferred Stocks - 1.0 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 91.0 Canada 2.4 Taiwan 1.8 Netherlands 1.1 Japan 0.7 Korea (South) 0.6 United Kingdom 0.5 Belgium 0.5 Brazil 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Canada - 2.4 Taiwan - 1.8 Netherlands - 1.1 Japan - 0.7 Korea (South) - 0.6 United Kingdom - 0.5 Belgium - 0.5 Brazil - 0.4 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 9.2 Alphabet Inc Class A 7.8 Space Exploration Technologies Corp 7.2 Meta Platforms Inc Class A 7.2 Amazon.com Inc 4.4 Berkshire Hathaway Inc Class A 3.6 Microsoft Corp 2.3 Eli Lilly & Co 2.3 Broadcom Inc 1.9 GE Vernova Inc 1.8 47.7